Fair Value Measurements - Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability (Details) - Level 3 [Member]	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2023
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	1.42	1.43	1.81	7.02
Initial Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	10.46	10.46	10.46	11.5
Annual Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	67	130	46.9	48.9
Remaining term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	0.5	1	0.75	10
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	4.2	4.08	4.9